The Company, basis of presentation and significant accounting policies - Foreign currency translation (Details) - $ / €	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign Currency Translation
Spot exchange rate	0.83382	0.94868
Average exchange rate	0.88519	0.90342	0.90131